Equity - Changes in non-controlling interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Equity at beginning of period	$ 937,758	$ 892,042		$ 1,294,973
Loss for the year	(19,088)	(5,144)	[1]	(20,186)	[1]
Dividends paid to joint venture partner	(20,642)	(7,350)
Non-controlling interest arising on the acquisition		6,750
Translation differences and other		(205)		4,716
Equity at end of period	884,372	937,758		892,042
Noncontrolling interests
Equity at beginning of period	121,734	125,556		141,823
Loss for the year	(19,088)	(5,144)
Dividends paid to joint venture partner		(7,350)
Non-controlling interest arising on the acquisition	14,389	6,750
Increase of Parent's ownership interest	14,389
Translation differences and other	(890)	1,922		3,919
Equity at end of period	$ 116,145	$ 121,734		$ 125,556

[1]	The amounts for 2016 have been re-presented to show the results of the Spanish energy business within profit (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.